Restructuring Charges	12 Months Ended
Dec. 31, 2013
Restructuring Charges [Abstract]
Restructuring Charges
Restructuring charges

Aggregate restructuring charges are included in M&I, litigation and restructuring charges on the income statement. Beginning in the fourth quarter of 2013, restructuring charges were recorded in the businesses. Prior to the fourth quarter of 2013, all restructuring charges were reported in the Other segment. Severance payments are primarily paid over the salary continuance period in accordance with the separation plan.

Operational Excellence Initiatives

In 2011, we announced our Operational Excellence Initiatives which include an expense reduction initiative impacting approximately 1,500 positions, as well as additional initiatives to transform operations, technology and corporate services that will increase productivity and reduce the growth rate of expenses. We recorded a pre-tax restructuring charge of $107 million related to the Operational Excellence Initiatives in 2011. This charge was comprised of $78 million of severance costs and $29 million primarily for operating lease-related items and consulting costs. In 2013, we recorded a net charge of $45 million reflecting additional severance charges. The following table presents the activity in the restructuring reserve related to the Operational Excellence Initiatives through Dec. 31, 2013.

Operational Excellence Initiatives 2011 – restructuring reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Utilization	(4)	(29)	(33)
Balance at Dec. 31, 2011	74	—	74
Net additional charges (net recovery/gain)	55	(57)	(2)
Utilization	(37)	57	20
Balance at Dec. 31, 2012	92	—	92
Net additional charges	45	—	45
Utilization	(57)	—	(57)
Balance at Dec. 31, 2013	$80	$—	$80

The table below presents the restructuring charge if it had been allocated by business.

Operational Excellence Initiatives 2011 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2013	2012	2011
Investment Management	$4	$31	$17	$52
Investment Services	25	19	41	85
Other segment (including Business Partners)	16	(52)	49	13
Total restructuring charge (recovery)	$45	$(2)	$107	$150